CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands		5 Months Ended		12 Months Ended
	Dec. 04, 2015 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 23, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 29, 2016
Equity interest retained						28.57%
Contingent Liability | $				$ 23,549	$ 23,549
Proceeds from Sale of Equity Method Investments | $				$ 1,502	$ 3,014	$ 0
Disposal Group, Including Discontinued Operation, Consideration | $						$ 324,183
Scenario, Forecast [Member]
Variable Interest Entity, Measure of Activity, Operating Income or Loss		¥ 152,000,000	¥ 152,000,000
Interest Expense, Debt		7,840,000	7,840,000
Scenario, Forecast [Member] | Shareholder Loan [Member]
Debt Instrument, Face Amount		88,000,000	88,000,000
Linghang Shengshi SPA [Member]
Percentage Of Interest Transferred	8.20%
Proceeds from Sale of Equity Method Investments	¥ 82,000,000
AM Advertising [Member] | Scenario, Forecast [Member]
Disposal Group, Including Discontinued Operation, Consideration		304,554,000	304,553,900
Proceeds from Sale of Cost Method Investments		¥ 56,714,000	¥ 56,713,900
Cost Method Investment, Sale of Ownership Percentage		20.32%	20.32%
AM Advertising [Member] | Scenario, Forecast [Member] | AirMedia Group Inc [Member]
Cost Method Investment, Sale of Ownership Percentage		20.00%
AM Advertising [Member] | Scenario, Forecast [Member] | Mr. Man Guo [Member]
Cost Method Investment, Sale of Ownership Percentage		0.32%
AM Advertising [Member] | Longde Wenchuang the Buyer [Member]
Equity interest retained							28.57%
AM Advertising [Member] | Linghang Shengshi [Member]
Equity interest retained							24.84%
AM Advertising [Member] | Culture Center [Member]
Equity interest retained							46.43%
AM Advertising [Member] | Shanghai Golden Bridge InfoTech Co., Ltd. [Member]
Equity interest retained							75.00%